Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Common stocks: 97.94%
Argentina: 0.29%
MercadoLibre Incorporated (Consumer discretionary, Internet & direct marketing retail) †	11,216	$ 17,594,539
Brazil: 7.87%
Ambev SA ADR (Consumer staples, Beverages)	4,164,500	13,201,465
Americanas SA (Consumer discretionary, Internet & direct marketing retail) †	11,859,359	111,802,339
Atacadao Distribuicao Comercio e Industria Limitada (Consumer staples, Food & staples retailing)	8,167,000	29,778,012
B3 Brasil Bolsa Balcao SA (Financials, Capital markets)	18,879,015	55,278,640
Banco Bradesco SA ADR (Financials, Banks)	5,222,979	24,391,312
Banco Inter SA (Financials, Banks)	755,400	10,294,877
BK Brasil Operacao e Assessoria a Restaurantes SA (Consumer discretionary, Hotels, restaurants & leisure) †	3,855,794	7,788,212
BRF Brazil Foods SA ADR (Consumer staples, Food products) †«	10,957,912	53,474,611
Companhia Brasileira de Aluminio (Materials, Metals & mining) †	3,412,600	7,371,334
Diagnosticos da America SA (Health care, Health care providers & services)	2,204,573	23,449,977
Hapvida Participacoes e Investimentos SA (Health care, Health care providers & services) 144A	15,967,335	43,626,012
Lojas Renner SA (Consumer discretionary, Multiline retail)	5,117,175	40,577,800
Magazine Luiza SA (Consumer discretionary, Multiline retail)	7,871,700	31,134,646
Multiplan Empreendimentos Imobiliarios SA (Real estate, Real estate management & development)	2,446,906	10,970,145
Raia Drogasil SA (Consumer staples, Food & staples retailing)	1,968,000	9,537,238
		472,676,620
Chile: 1.17%
Banco Santander Chile SA ADR (Financials, Banks)	1,190,492	23,262,214
S.A.C.I. Falabella (Consumer discretionary, Multiline retail)	12,110,549	47,077,119
		70,339,333
China: 33.39%
51job Incorporated ADR (Industrials, Professional services) †	780,541	56,214,563
Agora Incorporated ADR (Information technology, Software) †«	414,765	13,098,279
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	920,837	179,738,174
Alibaba Group Holding Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	1,620,000	39,399,574
Best Incorporated ADR (Industrials, Air freight & logistics) †«	1,957,927	1,977,506
Bilibili Incorporated ADR (Communication services, Entertainment) †	2,567,012	219,684,887
China Life Insurance Company Limited Class H (Financials, Insurance)	23,043,190	38,488,590
China Literature Limited (Communication services, Media) 144A†	2,469,968	22,884,347
China MeiDong Auto Holdings Limited (Consumer discretionary, Specialty retail)	12,373,400	66,714,123
FinVolution Group ADR (Financials, Consumer finance)	4,401,985	28,744,962
Greentree Hospitality Group Limited (Consumer discretionary, Hotels, restaurants & leisure) †	2,451,768	21,943,324
Hua Medicine Limited (Health care, Pharmaceuticals) 144A†	8,733,136	4,506,396
Koolearn Technology Holding Limited (Consumer discretionary, Diversified consumer services) 144A†«	13,413,215	8,336,711
Li Ning Company Limited (Consumer discretionary, Textiles, apparel & luxury goods)	22,727,707	239,526,866
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  1

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
China: (continued)
Meituan Dianping (Consumer discretionary, Internet & direct marketing retail) †	5,022,600	$ 138,957,426
New Oriental Education & Technology Group Incorporated ADR (Consumer discretionary, Diversified consumer services) †	6,931,890	15,042,201
Pinduoduo Incorporated ADR (Consumer discretionary, Internet & direct marketing retail) †	383,441	35,127,030
Shandong Weigao Group Medical Polymer Company Limited Class H (Health care, Health care equipment & supplies)	24,390,600	43,689,435
Tencent Holdings Limited (Communication services, Interactive media & services)	4,469,700	275,504,436
Tencent Music Entertainment ADR (Communication services, Entertainment) †	2,296,603	24,275,094
Tongdao Liepin Group (Communication services, Interactive media & services) †	1,636,260	3,023,580
Trip.com Group Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	2,087,013	54,116,247
Tsingtao Brewery Company Limited Class H (Consumer staples, Beverages)	5,562,500	43,877,837
Uxin Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	3,950,000	14,536,000
Uxin Limited ADR Class A (Consumer discretionary, Internet & direct marketing retail) ♦	23,979,831	29,415,267
Vipshop Holdings Limited ADR (Consumer discretionary, Internet & direct marketing retail) †	5,848,039	97,252,889
Want Want China Holdings Limited (Consumer staples, Food products)	76,325,800	51,465,638
Weibo Corporation ADR (Communication services, Interactive media & services) †	2,004,212	113,037,557
Xiaomi Corporation Class B (Information technology, Technology hardware, storage & peripherals) 144A†	22,660,100	73,918,730
Zepp Health Corporation ADR Class A (Information technology, Electronic equipment, instruments & components) †	2,439,291	27,173,702
Zhou Hei Ya International Holding Company Limited (Consumer staples, Food products) 144A	25,612,726	22,214,186
		2,003,885,557
Colombia: 0.24%
Bancolombia SA ADR (Financials, Banks)	499,100	14,199,395
Hong Kong: 5.44%
AIA Group Limited (Financials, Insurance)	10,377,500	124,324,617
Johnson Electric Holdings Limited (Industrials, Electrical equipment)	4,183,050	9,807,451
Sun Art Retail Group Limited (Consumer staples, Food & staples retailing) †«	71,555,400	44,473,801
WH Group Limited (Consumer staples, Food products) 144A	178,265,700	147,729,887
		326,335,756
India: 9.60%
Axis Bank Limited (Financials, Banks) †	4,251,923	40,505,116
Bajaj Finance Limited (Financials, Consumer finance)	420,281	35,175,060
Bandhan Bank Limited (Financials, Banks) 144A	1,416,131	5,542,541
Bharti Airtel Limited (Communication services, Wireless telecommunication services)	4,869,052	36,749,352
Dalmia Bharat Limited (Materials, Construction materials) †	624,658	17,956,137
Fortis Healthcare Limited (Health care, Health care providers & services) †	5,634,970	18,983,901
HDFC Bank Limited (Financials, Banks)	2,200,000	42,171,471
See accompanying notes to portfolio of investments

2  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
India: (continued)
HDFC Bank Limited ADR (Financials, Banks)	428,752	$ 30,257,029
HDFC Limited (Financials, Thrifts & mortgage finance)	1,115,700	36,600,028
Indus Towers Limited (Communication services, Diversified telecommunication services)	1,373,851	4,100,414
ITC Limited (Consumer staples, Tobacco)	15,383,960	42,369,719
JM Financial Limited (Financials, Capital markets)	11,571,429	16,467,303
Kotak Mahindra Bank Limited (Financials, Banks) †	1,117,262	24,845,060
Max Financial Services Limited (Financials, Insurance) †	925,389	13,953,894
Oberoi Realty Limited (Real estate, Real estate management & development) †	1,064,750	9,620,882
Reliance Industries Limited (Energy, Oil, gas & consumable fuels)	750,000	20,513,001
Reliance Industries Limited GDR (Energy, Oil, gas & consumable fuels) 144A	2,332,274	128,974,752
SBI Life Insurance Company Limited (Financials, Insurance) 144A	964,273	14,235,709
SH Kelkar & Company Limited (Materials, Chemicals)	1,244,001	2,832,708
Spandana Sphoorty Financial (Financials, Consumer finance) †	440,254	3,818,019
Ultra Tech Cement Limited (Materials, Construction materials)	296,000	30,306,836
		575,978,932
Indonesia: 1.65%
PT Astra International Tbk (Consumer discretionary, Automobiles)	66,651,000	21,752,306
PT Bank Central Asia Tbk (Financials, Banks)	11,949,500	24,663,272
PT Blue Bird Tbk (Industrials, Road & rail) †	4,605,309	347,090
PT Link Net Tbk (Communication services, Diversified telecommunication services)	38,278,161	12,174,903
PT Telekomunikasi Indonesia Persero Tbk (Communication services, Diversified telecommunication services)	41,000,000	9,185,134
PT Telekomunikasi Indonesia Persero Tbk ADR (Communication services, Diversified telecommunication services) «	1,387,471	31,009,977
		99,132,682
Luxembourg: 0.10%
InPost SA (Industrials, Industrial conglomerates) †	297,122	5,822,653
Mexico: 7.28%
America Movil SAB de CV ADR (Communication services, Wireless telecommunication services)	4,387,304	73,048,612
Banco Santander Mexico SA ADR Class B (Financials, Banks)	3,029,336	17,751,909
Banco Santander Mexico SA Class B (Financials, Banks)	2,977,800	3,521,377
Becle SAB de CV ADR (Consumer staples, Beverages)	12,667,225	31,549,941
Cemex SAB de CV ADR (Materials, Construction materials) †	4,661,948	37,901,637
Fibra Uno Administracion SAB de CV (Real estate, Equity REITs)	63,640,122	69,246,847
Fomento Economico Mexicano SAB de CV ADR (Consumer staples, Beverages)	1,777,182	155,272,391
Grupo Financiero Banorte SAB de CV (Financials, Banks)	4,150,488	26,850,856
Walmart de Mexico SAB de CV (Consumer staples, Food & staples retailing)	6,642,900	21,884,653
		437,028,223
Peru: 0.12%
Compania de Minas Buenaventura SA ADR (Materials, Metals & mining) †	896,695	7,406,701
Philippines: 0.53%
Ayala Corporation (Industrials, Industrial conglomerates)	787,624	11,502,761
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  3

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Philippines: (continued)
San Miguel Food & Beverage Incorporated (Consumer staples, Food products)	3,495,810	$ 5,839,755
SM Investments Corporation (Industrials, Industrial conglomerates)	812,873	14,806,859
		32,149,375
Russia: 3.18%
Fix Price Group Limited GDR (Consumer discretionary, Specialty retail) †	1,972,714	15,081,399
Headhunter Group plc ADR (Industrials, Professional services)	350,160	14,927,321
LUKOIL PJSC ADR (Energy, Oil, gas & consumable fuels)	458,149	39,263,369
Magnit PJSC (Consumer staples, Food & staples retailing)	152,816	11,250,642
Ozon Holdings plc ADR (Consumer discretionary, Internet & direct marketing retail) †	84,713	4,422,866
Sberbank PJSC ADR (Financials, Banks)	1,740,395	28,977,577
Yandex NV Class A (Communication services, Interactive media & services) †	1,132,406	76,924,340
		190,847,514
South Africa: 1.77%
AngloGold Ashanti Limited ADR (Materials, Metals & mining)	178,308	3,575,075
MTN Group Limited (Communication services, Wireless telecommunication services) †	4,028,543	28,983,788
Shoprite Holdings Limited (Consumer staples, Food & staples retailing)	3,241,500	35,487,525
Standard Bank Group Limited (Financials, Banks)	2,107,090	17,768,516
Tiger Brands Limited (Consumer staples, Food products)	1,531,933	20,180,058
		105,994,962
South Korea: 11.30%
KT Corporation ADR (Communication services, Diversified telecommunication services)	4,384,713	63,096,020
KT&G Corporation (Consumer staples, Tobacco)	320,091	22,902,403
Naver Corporation (Communication services, Interactive media & services)	311,500	117,396,436
Samsung Electronics Company Limited (Information technology, Technology hardware, storage & peripherals)	5,435,800	370,971,789
Samsung Life Insurance Company Limited (Financials, Insurance)	677,337	44,400,095
SK Hynix Incorporated (Information technology, Semiconductors & semiconductor equipment)	607,500	59,416,431
		678,183,174
Taiwan: 12.38%
104 Corporation (Industrials, Professional services)	1,655,000	10,238,334
Mediatek Incorporated (Information technology, Semiconductors & semiconductor equipment)	3,516,881	114,441,685
President Chain Store Corporation (Consumer staples, Food & staples retailing)	3,720,000	37,313,070
Taiwan Semiconductor Manufacturing Company Limited (Information technology, Semiconductors & semiconductor equipment)	8,605,224	178,474,161
Taiwan Semiconductor Manufacturing Company Limited ADR (Information technology, Semiconductors & semiconductor equipment)	2,464,552	287,465,345
Uni-President Enterprises Corporation (Consumer staples, Food products)	44,012,368	115,204,911
		743,137,506
See accompanying notes to portfolio of investments

4  |  Wells Fargo Emerging Markets Equity Fund

Portfolio of investments—July 31, 2021 (unaudited)

	Shares	Value
Thailand: 1.46%
PTT Exploration & Production plc (Energy, Oil, gas & consumable fuels)	1,933,139	$ 6,058,061
PTT plc (Energy, Oil, gas & consumable fuels)	20,559,000	21,736,525
Siam Commercial Bank plc (Financials, Banks)	8,405,100	23,910,454
Thai Beverage PCL (Consumer staples, Beverages)	74,927,000	35,944,168
		87,649,208
Turkey: 0.07%
Avivasa Emeklilik Ve Hayat SA (Financials, Insurance)	1,901,979	4,108,239
United Kingdom: 0.10%
Standard Chartered plc (Financials, Banks)	964,444	5,791,297
Total Common stocks (Cost $3,970,327,941)		5,878,261,666

	Dividend yield
Preferred stocks: 0.46%
Brazil: 0.46%
Lojas Americanas SA (Consumer discretionary, Multiline retail)	1.06%	20,187,917	27,481,847
Total Preferred stocks (Cost $35,609,205)			27,481,847

		Yield
Short-term investments: 2.63%
Investment companies: 2.63%
Securities Lending Cash Investments LLC ♠∩∞		0.02	62,266,044	62,266,044
Wells Fargo Government Money Market Fund Select Class ♠∞		0.03	95,513,792	95,513,792
Total Short-term investments (Cost $157,779,836)				157,779,836
Total investments in securities (Cost $4,163,716,982)	101.03%			6,063,523,349
Other assets and liabilities, net	(1.03)			(61,700,370)
Total net assets	100.00%			$6,001,822,979

†	Non-income-earning security
144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♦	The security is fair valued in accordance with procedures approved by the Board of Trustees.
«	All or a portion of this security is on loan.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∩	The investment is a non-registered investment company purchased with cash collateral received from securities on loan.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
ADR	American depositary receipt
GDR	Global depositary receipt
REIT	Real estate investment trust
See accompanying notes to portfolio of investments

Wells Fargo Emerging Markets Equity Fund  |  5

Portfolio of investments—July 31, 2021 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were either affiliates of the Fund at the beginning of the period or the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Securities Lending Cash Investments LLC	$20,105,794	$410,181,818	$(368,021,568)	$0	$0	$62,266,044	62,266,044	$607#
Wells Fargo Government Money Market Fund Select Class	199,808,582	1,105,826,206	(1,210,120,996)	0	0	95,513,792	95,513,792	96,821
				$0	$0	$157,779,836		$97,428

#	Amount shown represents income before fees and rebates.
See accompanying notes to portfolio of investments

6  |  Wells Fargo Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price. If no sale occurs on the principal exchange or market that day, a fair value price will be determined in accordance with the Fund’s Valuation Procedures.
The values of securities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee at Wells Fargo Funds Management, LLC.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign securities are traded, but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of such securities, then fair value pricing procedures approved by the Board of Trustees of the Fund are applied. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Foreign securities that are fair valued under these procedures are categorized as Level 2 and the application of these procedures may result in transfers between Level 1 and Level 2. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in net asset values that are higher or lower than net asset values based on the last reported sales price or latest quoted bid price. On July 31, 2021, such fair value pricing was used in pricing certain foreign securities.
Investments in registered open-end investment companies are valued at net asset value. Interests in non-registered investment companies that are redeemable at net asset value are fair valued normally at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by the Board of Trustees. The Board of Trustees has established a Valuation Committee comprised of the Trustees and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities, unless the determination has been delegated to the Wells Fargo Asset Management Pricing Committee. The Board of Trustees retains the authority to make or ratify any valuation decisions or approve any changes to the Valuation Procedures as it deems appropriate. On a quarterly basis, the Board of Trustees receives reports on any valuation actions taken by the Valuation Committee or the Wells Fargo Asset Management Pricing Committee which may include items for ratification.
Foreign currency translation
The accounting records of the Fund are maintained in U.S. dollars. The values of other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at rates provided by an independent foreign currency pricing source at a time each business day specified by the Wells Fargo Asset Management Pricing Committee. Purchases and sales of securities, and income and expenses are converted at the rate of exchange on the respective dates of such transactions. Net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting from changes in exchange rates. The changes in net assets arising from changes in exchange rates of securities and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are included in net realized and unrealized gains or losses from investments.
Securities lending
The Fund may lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities are on loan, the Fund receives interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions is invested in Securities Lending Cash Investments, LLC (the "Securities Lending Fund"). Investments in Securities Lending Fund are valued at the evaluated bid price provided by an independent pricing service. The Securities Lending Fund is exempt from registration under Section 3(c)(7) of the Investment Company Act of 1940 and is managed by Funds Management and is subadvised by Wells Capital Management, LLC ("WellsCap"), an affiliate of Funds Management and an indirect wholly owned subsidiary of Wells Fargo & Company. Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Securities Lending Fund increase. All of the fees received by Funds Management are paid to

Wells Fargo Emerging Markets Equity Fund  |  7

Notes to portfolio of investments—July 31, 2021 (unaudited)

WellsCap for its services as subadviser. The Securities Lending Fund seeks to provide a positive return compared to the daily Fed Funds Open Rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Securities Lending Fund investments are valued at the evaluated bid price provided by an independent pricing service.
In a securities lending transaction, the net asset value of the Fund is affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the instrument in which collateral is invested. The amount of securities lending activity undertaken by the Fund fluctuates from time to time. The Fund has the right under the lending agreement to recover the securities from the borrower on demand. In the event of default or bankruptcy by the borrower, the Fund may be prevented from recovering the loaned securities or gaining access to the collateral or may experience delays or costs in doing so. In such an event, the terms of the agreement allow the unaffiliated securities lending agent to use the collateral to purchase replacement securities on behalf of the Fund or pay the Fund the market value of the loaned securities. The Fund bears the risk of loss with respect to depreciation of its investment of the cash collateral.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
■	Level 1 – quoted prices in active markets for identical securities
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.

8  |  Wells Fargo Emerging Markets Equity Fund

Notes to portfolio of investments—July 31, 2021 (unaudited)

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of July 31, 2021:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Argentina	$17,594,539	$0	$0	$17,594,539
Brazil	472,676,620	0	0	472,676,620
Chile	70,339,333	0	0	70,339,333
China	1,974,470,290	29,415,267	0	2,003,885,557
Colombia	14,199,395	0	0	14,199,395
Hong Kong	326,335,756	0	0	326,335,756
India	575,978,932	0	0	575,978,932
Indonesia	99,132,682	0	0	99,132,682
Luxembourg	5,822,653	0	0	5,822,653
Mexico	437,028,223	0	0	437,028,223
Peru	7,406,701	0	0	7,406,701
Philippines	32,149,375	0	0	32,149,375
Russia	190,847,514	0	0	190,847,514
South Africa	105,994,962	0	0	105,994,962
South Korea	678,183,174	0	0	678,183,174
Taiwan	743,137,506	0	0	743,137,506
Thailand	87,649,208	0	0	87,649,208
Turkey	4,108,239	0	0	4,108,239
United Kingdom	5,791,297	0	0	5,791,297
Preferred stocks
Brazil	27,481,847	0	0	27,481,847
Short-term investments
Investment companies	157,779,836	0	0	157,779,836
Total assets	$6,034,108,082	$29,415,267	$0	$6,063,523,349
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
For the nine months ended July 31, 2021, the Fund did not have any transfers into/out of Level 3.

Wells Fargo Emerging Markets Equity Fund  |  9